Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 03, 2025	Feb. 11, 2022
Warrants [Line Items]
Expire term	5 years	5 years
Assumed warrants outstanding						2,000,000
Ordinary share at a price (in Dollars per share)					$ 1.41
Warrants exercised
Gross proceeds (in Dollars)
Public Warrants [Member]
Warrants [Line Items]
Warrants issued	14,840,000	14,840,000
Assumed warrants outstanding		12,524,392	12,524,392
Public Warrants [Member]
Warrants [Line Items]
Warrants issued	13,800,000	13,800,000
Assumed warrants outstanding	12,524,392	12,526,392
Redemption of warrants (in Dollars per share)	$ 0.01	$ 0.01
Prior written notice days	30 days	30 days
Sale of stock, price per share (in Dollars per share)	$ 18	$ 18
Trading days	20 days	20 days
Consecutive trading days	30 days	30 days
Warrants exercised	11.5		2,000	1,273,608
Gross proceeds (in Dollars)			$ 10	$ 7,300
Private Warrants [Member]
Warrants [Line Items]
Warrants issued	350,000	350,000
Exercise price (in Dollars per share)	$ 0.11	$ 0.03	$ 0.17
Representative Warrants [Member]
Warrants [Line Items]
Warrants issued	690,000	690,000
Exercise price (in Dollars per share)	$ 0.06	$ 0.06	$ 0.33
Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 11.5	$ 11.5
After the completion days	30 days	30 days
Warrant Liabilities [Member] | Private Warrants [Member]
Warrants [Line Items]
Expire term	2 years 4 months 24 days	2 years 10 months 24 days
Assumed warrants outstanding	350,000	350,000	690,000
Warrant Liabilities [Member] | Representative Warrants [Member]
Warrants [Line Items]
Expire term	2 years 4 months 24 days
Assumed warrants outstanding	690,000	690,000
Exercise price (in Dollars per share)	$ 12	$ 12
Class B Ordinary Share [Member] | Public Warrants [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	11.5	11.5
Class B Ordinary Share [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 12	$ 12
Representative warrants	1	1